Organization and Description of Business - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Common stock shares issued	98,818,874		48,376,052	17,454,353
Net loss	$ (147,761)	$ (16,743)	$ (61,195)	$ (87,589)
Cash and cash equivalents	44,967	$ 7,045	50,237	3,213
Accumulated deficit	$ 577,012		$ 429,251	$ 368,056
Blaize Holdings, Inc.
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Interest holder	65.00%
Blaize Artificial Intelligence Middle East, LLC [Member]
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Ownership Percentage	35.00%		35.00%
BURTECH ACQUISITION CORP [Member]
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Common stock shares issued	87,314,968